Deconsolidation of Subsidiary (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Abstract]
Fair Value Consideration receivable/received
Share capital at disposal	1,000	162,000
Add: Retained earnings at disposal date		3,701
Total of Net assets at disposal	1,000	165,701
Group Share	1,000	124,276
Less Goodwill at acquisition date		68,500
Total Loss on deconsolidation date	$ (1,000)	$ (192,776)